SCHEDULE I FINANCIAL INFORMATION FOR PARENT COMPANY - STATEMENTS OF COMPREHENSIVE INCOME (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating costs and expenses:
General and administrative expenses	$ 124	¥ 851	¥ 691	¥ 492
Total operating costs and expenses	1,155	7,945	6,874	5,715
Loss from operations	341	2,344	1,426	841
Interest income	21	148	113	67
Interest expense	(35)	(244)	(87)	(11)
Foreign exchange gain (loss)	(21)	(144)	(18)	16
Other income, net	30	203	128	134
Unrealized gain (loss) from fair value changes of equity securities	(133)	(914)	35
Net income attributable to Huazhu Group Limited	104	716	1,228	782
Other comprehensive income
Unrealized securities holding gains (losses), net of tax of (2), (8) and nil for 2016, 2017 and 2018, respectively			1	16
Reclassification of realized gains to net income, net of tax			(5)	(68)
Foreign currency translation adjustments, net of tax of nil for 2016, 2017 and 2018, respectively	(25)	(169)	177	(13)
Comprehensive income attributable to Huazhu Group Limited	79	547	1,401	717
Parent Company
Operating costs and expenses:
General and administrative expenses	13	89	69	60
Total operating costs and expenses	13	89	69	60
Loss from operations	(13)	(89)	(69)	(60)
Interest income	0	1	2	0
Interest expense	29	198	87	10
Foreign exchange gain (loss)	2	17	(14)	15
Other income, net	7	50	7	70
Unrealized gain (loss) from fair value changes of equity securities	(6)	(45)	35
Income in investment in subsidiaries	143	980	1,354	767
Net income attributable to Huazhu Group Limited	104	716	1,228	782
Other comprehensive income
Unrealized securities holding gains (losses), net of tax of (2), (8) and nil for 2016, 2017 and 2018, respectively			1	16
Reclassification of realized gains to net income, net of tax			(5)	(68)
Foreign currency translation adjustments, net of tax of nil for 2016, 2017 and 2018, respectively	(25)	(169)	177	(13)
Comprehensive income attributable to Huazhu Group Limited	$ 79	¥ 547	¥ 1,401	¥ 717